Leases (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Leases [Abstract]
Classifications of Estimated ROU Assets, Net and Lease Liabilities
The following tables presents the amounts and classifications of our estimated ROU assets, net and lease liabilities:

		Successor
($ in thousands)	Balance Sheet Location	May 31, 2021

Operating lease right-of-use assets	Operating lease right-of-use assets	$21,048
Finance lease right-of-use asset	Property and equipment, net	7,877

Total right-of-use assets		$28,925

		Successor
($ in thousands)	Balance Sheet Location	May 31, 2021

Operating lease liability - current	Current portion of operating lease obligations	$5,064
Operating lease liability	Operating lease obligations	16,551
Finance lease liability - current	Current portion of finance lease obligations	3,961
Finance lease liability	Finance lease obligations	5,691

Total lease liabilities		$31,267

Summary Of Lease Cost
The following table summarizes of our total lease cost:

Successor
($ in thousands)	Three Months Ended May 31, 2021
Finance lease cost:
Amortization of right-of-use asset	$1,193
Interest on lease liability	130

Finance lease cost	1,323
Operating lease cost:
Operating lease cost	1,349
Variable lease cost	801
Sublease income	(174)

Operating net lease cost	1,976

Total net lease cost	$3,299

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

Successor
($ in thousands)	Three Months Ended May 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$1,313

Weighted-average Remaining Lease Terms and Discount Rates of Leases
The following table presents the weighted-average remaining lease terms and discount rates of our leases:

Successor
Three Months Ended May 31, 2021
Weighted -average remaining lease term (in years):
Finance lease	1.82
Operating lease	5.27
Weighted-average discount rate:
Finance lease	9.20%
Operating lease	4.39%

Undiscounted Future Cash Flows Utilized in Calculation of Lease Liabilities
The following table reflects the undiscounted future cash flows utilized in the calculation of the lease liabilities as of May 31, 2021:

($ in thousands)	Operating Leases	Finance Leases
June 1, 2021 to February 28, 2022	$4,446	$4,434
2023	5,226	3,291
2024	4,362	2,483
2025	3,105	20
2026	2,461	—
Thereafter	4,661	—

Total	24,261	10,228
Less: Present value discount	(2,646)	(576)

Lease liabilities	$21,615	$9,652

Schedule of Future Minimum Payments Under Non-cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases as of February 28, 2021, prior to the adoption of the new lease standard discussed in Note 1,
Organization and Description of Business
were as follows for the fiscal years ended:

($ in thousands)	Amount
2022	$8,507
2023	6,540
2024	5,555
2025	4,204
2026	3,218
Thereafter	5,434

Total minimum lease payments	$33,458

Future minimum lease payments under
non-cancelable
operating leases as of February 28, 2021, are as follows for the fiscal years ended:

($ in thousands)	Amount
2022	$8,507
2023	6,540
2024	5,555
2025	4,204
2026	3,218
Thereafter	5,434
Total minimum lease payments	$33,458